Discontinued Operations	10 Months Ended
Jan. 01, 2011
Discontinued Operations [Abstract]
Discontinued Operations
T. DISCONTINUED OPERATIONS
On July 25, 2008, the Company sold its CST/berger laser leveling and measuring business to Robert Bosch Tool Corporation for $195.6 million in cash and cumulatively has recognized an $81.1 million after-tax gain as a result of the sale. The Company sold three other smaller businesses during 2008 for total cash proceeds of $7.9 million and a total cumulative after-tax loss of $1.5 million. The net loss from discontinued operations in 2009 primarily related to the wind-down of one small divestiture and purchase price adjustments for CST/berger and other small businesses divested in 2008. Discontinued operations in 2008 reflect the gain recognized on the sale of CST/berger and one small business, as well as the operating results of the businesses prior to divestiture. The divestures of these businesses were made pursuant to the Company’s growth strategy which entails a reduction of risk associated with certain large customer concentrations and better utilization of resources to increase shareowner value.
CST/berger, which was formerly in the Company’s CDIY segment, manufactures and distributes surveying accessories as well as building and construction instruments primarily in the Americas and Europe. Two of the small businesses that were sold were part of the Security segment, while the third minor business was part of the Industrial segment.
In accordance with the provisions of ASC 360 “Impairment of Long-Lived Assets”, the results of operations of CST/berger and the three small businesses have been reported as discontinued operations. The operating results of the four divested businesses are summarized as follows:

(Millions of Dollars)	2010	2009	2008
Net sales	$—	$—	$60.8
Pretax (loss)/earnings	—	(5.8)	132.8
Income taxes (benefit)	—	(3.3)	44.9

Net (loss)/earnings from discontinued operations	$—	$(2.5)	$87.9

There were no significant assets or liabilities of the divested businesses classified as held for sale in the Consolidated Balance Sheets at January 1, 2011 and January 2, 2010.